Employee Benefits - Weighted-average assumptions used to determine future benefit obligations (Details)	Dec. 31, 2019	Dec. 31, 2018
U.S. | Pension Plan | Minimum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	2.72%	3.92%
U.S. | Pension Plan | Maximum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	3.17%	4.26%
U.K. | Minimum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Rate of compensation increase	3.24%	3.73%
U.K. | Maximum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Rate of compensation increase	3.74%	4.23%
U.K. | Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	2.09%	2.95%
Underlying price inflation	1.78%	1.88%
Other | Minimum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Rate of compensation increase	1.00%	1.00%
Other | Maximum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Rate of compensation increase	3.00%	3.00%
Other | Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Underlying price inflation	2.00%	2.00%
Other | Pension Plan | Minimum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	0.90%	1.89%
Other | Pension Plan | Maximum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	3.10%	3.88%